Investment Strategy	Jun. 01, 2026
PGIM S&P 500 Max Buffer ETF - January
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”). The Fund pursues its investment objective by investing substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others.Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.The Fund seeks to provide downside protection against approximately 100% (before fees and expenses) of Underlying ETF losses (the “approximate buffer”) as further described below. At the same time the Fund allows shareholders the potential to experience gains up to a predetermined upside cap on share price return of the Underlying ETF (a “cap”) of 6.58% (before fees and expenses), in each case based on the price return of the Underlying ETF (a “target outcome”) over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 6.08%.While the Fund seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF losses for each applicable Target Outcome Period, the Fund will reduce the approximate buffer below 100%, if necessary, to provide a cap of at least 3% (before fee and expenses) during each Target Outcome Period. The cap and approximate buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The final amount of the downside buffer will be disclosed at the beginning of each Target Outcome Period.To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options in which the Fund invests are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the target outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:■If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching the price performance of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 6.58% (before fees and expenses).■If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to provide downside protection against losses for investors holding the Fund’s shares for the entire Target Outcome Period of approximately 100% of the Underlying ETF price performance losses (before fees and expenses). The final amount of the downside buffer will be disclosed at the beginning of each Target Outcome Period.■The current Target Outcome Period began on January 1, 2026 and will end on December 31, 2026. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). At the close of business on the day before the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The approximate buffer of 100% is expected to remain the same for each Target Outcome Period, subject to market conditions. The cap and approximate buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares after the beginning of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and approximate buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and approximate buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and approximate buffer reference). If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Approximate Buffer and Cap” below for additional information.The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.FLEX Options The Fund invests in FLEX Options, which are a type of derivative. In general, for each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.The Fund will generally hold at least three kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the approximate buffer by using at least three kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence.Approximate Buffer and CapThe Fund seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF’s losses for the Target Outcome Period; however, there is no guarantee that the approximate buffer will succeed in providing the intended protection. While the Fund typically seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF’s losses for the applicable Target Outcome Period, the Fund will reduce the approximate buffer, below 100%, in order to provide a cap of at least 3% (before fees and expenses). For example, at the beginning of a new Target Outcome Period, if market conditions are such that providing an approximate buffer of 100% against the Underlying ETF’s losses would result in a cap of less than 3% (before fees and expenses), the Fund would decrease the approximate buffer such that the cap is at least 3% (structuring the FLEX Options to achieve a minimum cap of 3% may result in an approximate buffer of less than 100% (before fees and expenses)). If the Fund is able to provide a 100% buffer against potential losses (set at the beginning of the outcome period) the buffer would be reduced by 0.50% when the Fund’s management fee is taken into account resulting in an overall buffer of 99.5%. The approximate buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. Information on the cap and approximate buffer will be provided shortly before each Target Outcome Period.The approximate buffer and cap for a Target Outcome Period only apply to Fund shares held over the entire Target Outcome Period. Market movement on the day you purchase or sell Fund shares, including at the beginning and end of the Target Outcome Period, may impact your ability to receive the full benefit of the cap or buffer. An investor that purchases Fund shares after the beginning of the Target Outcome Period or sells Fund shares before the end of a Target Outcome Period, may not fully benefit from the approximate buffer or cap for the Target Outcome Period, and may be exposed to greater risk of loss and less potential gain. This is because while the cap and approximate buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund’s NAV at the start of each Target Outcome Period and generally remain constant throughout the Target Outcome Period, shareholders acquiring shares after the start of the Target Outcome Period will likely purchase Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and approximate buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Target Outcome Period, the investor’s upside limit may be lower than the cap and in instances where the Fund will reduce the approximate buffer, below 100%, the investor may experience losses prior to reaching the downside protection offered by the approximate buffer. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Target Outcome Period, the Fund may require a larger increase in the Underlying ETF’s share price before it reaches the cap. The cap and approximate buffer, and the Fund’s position relative to each, which are typically available on https://www.pgim.com/investments/etf-buffer-fund daily, should be considered before investing in the Fund. While the Fund seeks to limit losses to the extent of the approximate buffer (before fees and expenses) for investors who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for investors willing to bear those losses. There is no guarantee the approximate buffer will be successful and an investor investing at the beginning of a Target Outcome Period could also lose their entire investment.The returns of the Fund are subject to a cap for the Target Outcome Period of 6.58% (before fees and expenses) and 6.08% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses (such as unexpected litigation) that is not included in the Fund’s management fee but incurred by the Fund) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.The cap is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the approximate buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. The Fund may alter mix of options if it holds shares of the Underlying ETF directly. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its initial fund value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the initial fund value for the Target Outcome Period before subsequent losses will be protected by the approximate buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the approximate buffer, or provide a return up to the predetermined upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the approximate buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties.Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PMJA, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and approximate buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
PGIM S&P 500 Max Buffer ETF - February
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”). The Fund pursues its investment objective by investing substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others.Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.The Fund seeks to provide downside protection against approximately 100% (before fees and expenses) of Underlying ETF losses (the “approximate buffer”) as further described below. At the same time the Fund allows shareholders the potential to experience gains up to a predetermined upside cap on share price return of the Underlying ETF (a “cap”) of 6.81% (before fees and expenses), in each case based on the price return of the Underlying ETF (a “target outcome”) over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 6.31%.While the Fund seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF losses for each applicable Target Outcome Period, the Fund will reduce the approximate buffer below 100%, if necessary, to provide a cap of at least 3% (before fee and expenses) during each Target Outcome Period. The cap and approximate buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The final amount of the downside buffer will be disclosed at the beginning of each Target Outcome Period.To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options in which the Fund invests are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the target outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:■If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching the price performance of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 6.81% (before fees and expenses).■If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to provide downside protection against losses for investors holding the Fund’s shares for the entire Target Outcome Period of approximately 100% of the Underlying ETF price performance losses (before fees and expenses). The final amount of the downside buffer will be disclosed at the beginning of each Target Outcome Period.■The current Target Outcome Period began on February 1, 2026 and will end on January 31, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). At the close of business on the day before the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The approximate buffer of 100% is expected to remain the same for each Target Outcome Period, subject to market conditions. The cap and approximate buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares after the beginning of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and approximate buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and approximate buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and approximate buffer reference). If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Approximate Buffer and Cap” below for additional information.The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.FLEX Options The Fund invests in FLEX Options, which are a type of derivative. In general, for each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.The Fund will generally hold at least three kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the approximate buffer by using at least three kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence.Approximate Buffer and CapThe Fund seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF’s losses for the Target Outcome Period; however, there is no guarantee that the approximate buffer will succeed in providing the intended protection. While the Fund typically seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF’s losses for the applicable Target Outcome Period, the Fund will reduce the approximate buffer, below 100%, in order to provide a cap of at least 3% (before fees and expenses). For example, at the beginning of a new Target Outcome Period, if market conditions are such that providing an approximate buffer of 100% against the Underlying ETF’s losses would result in a cap of less than 3% (before fees and expenses), the Fund would decrease the approximate buffer such that the cap is at least 3% (structuring the FLEX Options to achieve a minimum cap of 3% may result in an approximate buffer of less than 100% (before fees and expenses)). If the Fund is able to provide a 100% buffer against potential losses (set at the beginning of the outcome period) the buffer would be reduced by 0.50% when the Fund’s management fee is taken into account resulting in an overall buffer of 99.5%. The approximate buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. Information on the cap and approximate buffer will be provided shortly before each Target Outcome Period.The approximate buffer and cap for a Target Outcome Period only apply to Fund shares held over the entire Target Outcome Period. Market movement on the day you purchase or sell Fund shares, including at the beginning and end of the Target Outcome Period, may impact your ability to receive the full benefit of the cap or buffer. An investor that purchases Fund shares after the beginning of the Target Outcome Period or sells Fund shares before the end of a Target Outcome Period, may not fully benefit from the approximate buffer or cap for the Target Outcome Period, and may be exposed to greater risk of loss and less potential gain. This is because while the cap and approximate buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund’s NAV at the start of each Target Outcome Period and generally remain constant throughout the Target Outcome Period, shareholders acquiring shares after the start of the Target Outcome Period will likely purchase Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and approximate buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Target Outcome Period, the investor’s upside limit may be lower than the cap and in instances where the Fund will reduce the approximate buffer, below 100%, the investor may experience losses prior to reaching the downside protection offered by the approximate buffer. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Target Outcome Period, the Fund may require a larger increase in the Underlying ETF’s share price before it reaches the cap. The cap and approximate buffer, and the Fund’s position relative to each, which are typically available on https://www.pgim.com/investments/etf-buffer-fund daily, should be considered before investing in the Fund. While the Fund seeks to limit losses to the extent of the approximate buffer (before fees and expenses) for investors who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for investors willing to bear those losses. There is no guarantee the approximate buffer will be successful and an investor investing at the beginning of a Target Outcome Period could also lose their entire investment.The returns of the Fund are subject to a cap for the Target Outcome Period of 6.81% (before fees and expenses) and 6.31% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses (such as unexpected litigation) that is not included in the Fund’s management fee but incurred by the Fund) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.The cap is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the approximate buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. The Fund may alter mix of options if it holds shares of the Underlying ETF directly. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its initial fund value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the initial fund value for the Target Outcome Period before subsequent losses will be protected by the approximate buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the approximate buffer, or provide a return up to the predetermined upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the approximate buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties.Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PMFB, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and approximate buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
PGIM S&P 500 Max Buffer ETF - March
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”). The Fund pursues its investment objective by investing substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others.Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.The Fund seeks to provide downside protection against approximately 100% (before fees and expenses) of Underlying ETF losses (the “approximate buffer”) as further described below. At the same time the Fund allows shareholders the potential to experience gains up to a predetermined upside cap on share price return of the Underlying ETF (a “cap”) of 6.29% (before fees and expenses), in each case based on the price return of the Underlying ETF (a “target outcome”) over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 5.79%.While the Fund seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF losses for each applicable Target Outcome Period, the Fund will reduce the approximate buffer below 100%, if necessary, to provide a cap of at least 3% (before fee and expenses) during each Target Outcome Period. The cap and approximate buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The final amount of the downside buffer will be disclosed at the beginning of each Target Outcome Period.To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options in which the Fund invests are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the target outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:■If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching the price performance of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 6.29% (before fees and expenses).■If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to provide downside protection against losses for investors holding the Fund’s shares for the entire Target Outcome Period of approximately 100% of the Underlying ETF price performance losses (before fees and expenses). The final amount of the downside buffer will be disclosed at the beginning of each Target Outcome Period.■The current Target Outcome Period began on March 1, 2026 and will end on February 28, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). At the close of business on the day before the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The approximate buffer of 100% is expected to remain the same for each Target Outcome Period, subject to market conditions. The cap and approximate buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares after the beginning of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and approximate buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and approximate buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and approximate buffer reference). If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Approximate Buffer and Cap” below for additional information.The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.FLEX Options The Fund invests in FLEX Options, which are a type of derivative. In general, for each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.The Fund will generally hold at least three kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the approximate buffer by using at least three kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence.Approximate Buffer and CapThe Fund seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF’s losses for the Target Outcome Period; however, there is no guarantee that the approximate buffer will succeed in providing the intended protection. While the Fund typically seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF’s losses for the applicable Target Outcome Period, the Fund will reduce the approximate buffer, below 100%, in order to provide a cap of at least 3% (before fees and expenses). For example, at the beginning of a new Target Outcome Period, if market conditions are such that providing an approximate buffer of 100% against the Underlying ETF’s losses would result in a cap of less than 3% (before fees and expenses), the Fund would decrease the approximate buffer such that the cap is at least 3% (structuring the FLEX Options to achieve a minimum cap of 3% may result in an approximate buffer of less than 100% (before fees and expenses)). If the Fund is able to provide a 100% buffer against potential losses (set at the beginning of the outcome period) the buffer would be reduced by 0.50% when the Fund’s management fee is taken into account resulting in an overall buffer of 99.5%. The approximate buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. Information on the cap and approximate buffer will be provided shortly before each Target Outcome Period.The approximate buffer and cap for a Target Outcome Period only apply to Fund shares held over the entire Target Outcome Period. Market movement on the day you purchase or sell Fund shares, including at the beginning and end of the Target Outcome Period, may impact your ability to receive the full benefit of the cap or buffer. An investor that purchases Fund shares after the beginning of the Target Outcome Period or sells Fund shares before the end of a Target Outcome Period, may not fully benefit from the approximate buffer or cap for the Target Outcome Period, and may be exposed to greater risk of loss and less potential gain. This is because while the cap and approximate buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund’s NAV at the start of each Target Outcome Period and generally remain constant throughout the Target Outcome Period, shareholders acquiring shares after the start of the Target Outcome Period will likely purchase Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and approximate buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Target Outcome Period, the investor’s upside limit may be lower than the cap and in instances where the Fund will reduce the approximate buffer, below 100%, the investor may experience losses prior to reaching the downside protection offered by the approximate buffer. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Target Outcome Period, the Fund may require a larger increase in the Underlying ETF’s share price before it reaches the cap. The cap and approximate buffer, and the Fund’s position relative to each, which are typically available on https://www.pgim.com/investments/etf-buffer-fund daily, should be considered before investing in the Fund. While the Fund seeks to limit losses to the extent of the approximate buffer (before fees and expenses) for investors who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for investors willing to bear those losses. There is no guarantee the approximate buffer will be successful and an investor investing at the beginning of a Target Outcome Period could also lose their entire investment.The returns of the Fund are subject to a cap for the Target Outcome Period of 6.29% (before fees and expenses) and 5.79% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses (such as unexpected litigation) that is not included in the Fund’s management fee but incurred by the Fund) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.The cap is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the approximate buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. The Fund may alter mix of options if it holds shares of the Underlying ETF directly. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its initial fund value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the initial fund value for the Target Outcome Period before subsequent losses will be protected by the approximate buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the approximate buffer, or provide a return up to the predetermined upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the approximate buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties.Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PMMR, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and approximate buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
PGIM S&P 500 Max Buffer ETF - April
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”). The Fund pursues its investment objective by investing substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others.Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.The Fund seeks to provide downside protection against approximately 100% (before fees and expenses) of Underlying ETF losses (the “approximate buffer”) as further described below. At the same time the Fund allows shareholders the potential to experience gains up to a predetermined upside cap on share price return of the Underlying ETF (a “cap”) of 7.13% (before fees and expenses), in each case based on the price return of the Underlying ETF (a “target outcome”) over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 6.63%.While the Fund seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF losses for each applicable Target Outcome Period, the Fund will reduce the approximate buffer below 100%, if necessary, to provide a cap of at least 3% (before fee and expenses) during each Target Outcome Period. The cap and approximate buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The final amount of the downside buffer will be disclosed at the beginning of each Target Outcome Period.To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options in which the Fund invests are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the target outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:■If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching the price performance of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 7.13% (before fees and expenses).■If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to provide downside protection against losses for investors holding the Fund’s shares for the entire Target Outcome Period of approximately 100% of the Underlying ETF price performance losses (before fees and expenses). The final amount of the downside buffer will be disclosed at the beginning of each Target Outcome Period.■The current Target Outcome Period began on April 1, 2026 and will end on March 31, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). At the close of business on the day before the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The approximate buffer of 100% is expected to remain the same for each Target Outcome Period, subject to market conditions. The cap and approximate buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares after the beginning of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and approximate buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and approximate buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and approximate buffer reference). If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Approximate Buffer and Cap” below for additional information.The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.FLEX Options The Fund invests in FLEX Options, which are a type of derivative. In general, for each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.The Fund will generally hold at least three kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the approximate buffer by using at least three kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence.Approximate Buffer and CapThe Fund seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF’s losses for the Target Outcome Period; however, there is no guarantee that the approximate buffer will succeed in providing the intended protection. While the Fund typically seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF’s losses for the applicable Target Outcome Period, the Fund will reduce the approximate buffer, below 100%, in order to provide a cap of at least 3% (before fees and expenses). For example, at the beginning of a new Target Outcome Period, if market conditions are such that providing an approximate buffer of 100% against the Underlying ETF’s losses would result in a cap of less than 3% (before fees and expenses), the Fund would decrease the approximate buffer such that the cap is at least 3% (structuring the FLEX Options to achieve a minimum cap of 3% may result in an approximate buffer of less than 100% (before fees and expenses)). If the Fund is able to provide a 100% buffer against potential losses (set at the beginning of the outcome period) the buffer would be reduced by 0.50% when the Fund’s management fee is taken into account resulting in an overall buffer of 99.5%. The approximate buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. Information on the cap and approximate buffer will be provided shortly before each Target Outcome Period.The approximate buffer and cap for a Target Outcome Period only apply to Fund shares held over the entire Target Outcome Period. Market movement on the day you purchase or sell Fund shares, including at the beginning and end of the Target Outcome Period, may impact your ability to receive the full benefit of the cap or buffer. An investor that purchases Fund shares after the beginning of the Target Outcome Period or sells Fund shares before the end of a Target Outcome Period, may not fully benefit from the approximate buffer or cap for the Target Outcome Period, and may be exposed to greater risk of loss and less potential gain. This is because while the cap and approximate buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund’s NAV at the start of each Target Outcome Period and generally remain constant throughout the Target Outcome Period, shareholders acquiring shares after the start of the Target Outcome Period will likely purchase Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and approximate buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Target Outcome Period, the investor’s upside limit may be lower than the cap and in instances where the Fund will reduce the approximate buffer, below 100%, the investor may experience losses prior to reaching the downside protection offered by the approximate buffer. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Target Outcome Period, the Fund may require a larger increase in the Underlying ETF’s share price before it reaches the cap. The cap and approximate buffer, and the Fund’s position relative to each, which are typically available on https://www.pgim.com/investments/etf-buffer-fund daily, should be considered before investing in the Fund. While the Fund seeks to limit losses to the extent of the approximate buffer (before fees and expenses) for investors who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for investors willing to bear those losses. There is no guarantee the approximate buffer will be successful and an investor investing at the beginning of a Target Outcome Period could also lose their entire investment.The returns of the Fund are subject to a cap for the Target Outcome Period of 7.13% (before fees and expenses) and 6.63% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses (such as unexpected litigation) that is not included in the Fund’s management fee but incurred by the Fund) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.The cap is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the approximate buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. The Fund may alter mix of options if it holds shares of the Underlying ETF directly. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its initial fund value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the initial fund value for the Target Outcome Period before subsequent losses will be protected by the approximate buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the approximate buffer, or provide a return up to the predetermined upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the approximate buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties.Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PMAP, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and approximate buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
PGIM S&P 500 Max Buffer ETF - May
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”). The Fund pursues its investment objective by investing substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others.Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.The Fund seeks to provide downside protection against approximately 100% (before fees and expenses) of Underlying ETF losses (the “approximate buffer”) as further described below. At the same time the Fund allows shareholders the potential to experience gains up to a predetermined upside cap on share price return of the Underlying ETF (a “cap”) of 6.96% (before fees and expenses), in each case based on the price return of the Underlying ETF (a “target outcome”) over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 6.46%.While the Fund seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF losses for each applicable Target Outcome Period, the Fund will reduce the approximate buffer below 100%, if necessary, to provide a cap of at least 3% (before fee and expenses) during each Target Outcome Period. The cap and approximate buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The final amount of the downside buffer will be disclosed at the beginning of each Target Outcome Period.To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options in which the Fund invests are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the target outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:■If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching the price performance of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 6.96% (before fees and expenses).■If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to provide downside protection against losses for investors holding the Fund’s shares for the entire Target Outcome Period of approximately 100% of the Underlying ETF price performance losses (before fees and expenses). The final amount of the downside buffer will be disclosed at the beginning of each Target Outcome Period.■The current Target Outcome Period began on May 1, 2026 and will end on April 30, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). At the close of business on the day before the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The approximate buffer of 100% is expected to remain the same for each Target Outcome Period, subject to market conditions. The cap and approximate buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares after the beginning of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and approximate buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and approximate buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and approximate buffer reference). If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Approximate Buffer and Cap” below for additional information.The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.FLEX Options The Fund invests in FLEX Options, which are a type of derivative. In general, for each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.The Fund will generally hold at least three kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the approximate buffer by using at least three kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence.Approximate Buffer and CapThe Fund seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF’s losses for the Target Outcome Period; however, there is no guarantee that the approximate buffer will succeed in providing the intended protection. While the Fund typically seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF’s losses for the applicable Target Outcome Period, the Fund will reduce the approximate buffer, below 100%, in order to provide a cap of at least 3% (before fees and expenses). For example, at the beginning of a new Target Outcome Period, if market conditions are such that providing an approximate buffer of 100% against the Underlying ETF’s losses would result in a cap of less than 3% (before fees and expenses), the Fund would decrease the approximate buffer such that the cap is at least 3% (structuring the FLEX Options to achieve a minimum cap of 3% may result in an approximate buffer of less than 100% (before fees and expenses)). If the Fund is able to provide a 100% buffer against potential losses (set at the beginning of the outcome period) the buffer would be reduced by 0.50% when the Fund’s management fee is taken into account resulting in an overall buffer of 99.5%. The approximate buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. Information on the cap and approximate buffer will be provided shortly before each Target Outcome Period.The approximate buffer and cap for a Target Outcome Period only apply to Fund shares held over the entire Target Outcome Period. Market movement on the day you purchase or sell Fund shares, including at the beginning and end of the Target Outcome Period, may impact your ability to receive the full benefit of the cap or buffer. An investor that purchases Fund shares after the beginning of the Target Outcome Period or sells Fund shares before the end of a Target Outcome Period, may not fully benefit from the approximate buffer or cap for the Target Outcome Period, and may be exposed to greater risk of loss and less potential gain. This is because while the cap and approximate buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund’s NAV at the start of each Target Outcome Period and generally remain constant throughout the Target Outcome Period, shareholders acquiring shares after the start of the Target Outcome Period will likely purchase Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and approximate buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Target Outcome Period, the investor’s upside limit may be lower than the cap and in instances where the Fund will reduce the approximate buffer, below 100%, the investor may experience losses prior to reaching the downside protection offered by the approximate buffer. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Target Outcome Period, the Fund may require a larger increase in the Underlying ETF’s share price before it reaches the cap. The cap and approximate buffer, and the Fund’s position relative to each, which are typically available on https://www.pgim.com/investments/etf-buffer-fund daily, should be considered before investing in the Fund. While the Fund seeks to limit losses to the extent of the approximate buffer (before fees and expenses) for investors who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for investors willing to bear those losses. There is no guarantee the approximate buffer will be successful and an investor investing at the beginning of a Target Outcome Period could also lose their entire investment.The returns of the Fund are subject to a cap for the Target Outcome Period of 6.96% (before fees and expenses) and 6.46% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses (such as unexpected litigation) that is not included in the Fund’s management fee but incurred by the Fund) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.The cap is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the approximate buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. The Fund may alter mix of options if it holds shares of the Underlying ETF directly. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its initial fund value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the initial fund value for the Target Outcome Period before subsequent losses will be protected by the approximate buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the approximate buffer, or provide a return up to the predetermined upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the approximate buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties.Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PMMY, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and approximate buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
PGIM S&P 500 Max Buffer ETF - June
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”). The Fund pursues its investment objective by investing substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others.Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.The Fund seeks to provide downside protection against approximately 100% (before fees and expenses) of Underlying ETF losses (the “approximate buffer”) as further described below. At the same time the Fund allows shareholders the potential to experience gains up to a predetermined upside cap on share price return of the Underlying ETF (a “cap”) of 7.44% (before fees and expenses), in each case based on the price return of the Underlying ETF (a “target outcome”) over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 6.94%.While the Fund seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF losses for each applicable Target Outcome Period, the Fund will reduce the approximate buffer below 100%, if necessary, to provide a cap of at least 3% (before fee and expenses) during each Target Outcome Period. The cap and approximate buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The final amount of the downside buffer will be disclosed at the beginning of each Target Outcome Period.To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options in which the Fund invests are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the target outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:■If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching the price performance of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 7.44% (before fees and expenses).■If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to provide downside protection against losses for investors holding the Fund’s shares for the entire Target Outcome Period of approximately 100% of the Underlying ETF price performance losses (before fees and expenses). The final amount of the downside buffer will be disclosed at the beginning of each Target Outcome Period.■The current Target Outcome Period began on June 1, 2026 and will end on May 31, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). At the close of business on the day before the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The approximate buffer of 100% is expected to remain the same for each Target Outcome Period, subject to market conditions. The cap and approximate buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares after the beginning of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and approximate buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and approximate buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and approximate buffer reference). If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Approximate Buffer and Cap” below for additional information.The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.FLEX Options The Fund invests in FLEX Options, which are a type of derivative. In general, for each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.The Fund will generally hold at least three kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the approximate buffer by using at least three kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence.Approximate Buffer and CapThe Fund seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF’s losses for the Target Outcome Period; however, there is no guarantee that the approximate buffer will succeed in providing the intended protection. While the Fund typically seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF’s losses for the applicable Target Outcome Period, the Fund will reduce the approximate buffer, below 100%, in order to provide a cap of at least 3% (before fees and expenses). For example, at the beginning of a new Target Outcome Period, if market conditions are such that providing an approximate buffer of 100% against the Underlying ETF’s losses would result in a cap of less than 3% (before fees and expenses), the Fund would decrease the approximate buffer such that the cap is at least 3% (structuring the FLEX Options to achieve a minimum cap of 3% may result in an approximate buffer of less than 100% (before fees and expenses)). If the Fund is able to provide a 100% buffer against potential losses (set at the beginning of the outcome period) the buffer would be reduced by 0.50% when the Fund’s management fee is taken into account resulting in an overall buffer of 99.5%. The approximate buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. Information on the cap and approximate buffer will be provided shortly before each Target Outcome Period.The approximate buffer and cap for a Target Outcome Period only apply to Fund shares held over the entire Target Outcome Period. Market movement on the day you purchase or sell Fund shares, including at the beginning and end of the Target Outcome Period, may impact your ability to receive the full benefit of the cap or buffer. An investor that purchases Fund shares after the beginning of the Target Outcome Period or sells Fund shares before the end of a Target Outcome Period, may not fully benefit from the approximate buffer or cap for the Target Outcome Period, and may be exposed to greater risk of loss and less potential gain. This is because while the cap and approximate buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund’s NAV at the start of each Target Outcome Period and generally remain constant throughout the Target Outcome Period, shareholders acquiring shares after the start of the Target Outcome Period will likely purchase Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and approximate buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Target Outcome Period, the investor’s upside limit may be lower than the cap and in instances where the Fund will reduce the approximate buffer, below 100%, the investor may experience losses prior to reaching the downside protection offered by the approximate buffer. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Target Outcome Period, the Fund may require a larger increase in the Underlying ETF’s share price before it reaches the cap. The cap and approximate buffer, and the Fund’s position relative to each, which are typically available on https://www.pgim.com/investments/etf-buffer-fund daily, should be considered before investing in the Fund. While the Fund seeks to limit losses to the extent of the approximate buffer (before fees and expenses) for investors who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for investors willing to bear those losses. There is no guarantee the approximate buffer will be successful and an investor investing at the beginning of a Target Outcome Period could also lose their entire investment.The returns of the Fund are subject to a cap for the Target Outcome Period of 7.44% (before fees and expenses) and 6.94% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses (such as unexpected litigation) that is not included in the Fund’s management fee but incurred by the Fund) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.The cap is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the approximate buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. The Fund may alter mix of options if it holds shares of the Underlying ETF directly. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its initial fund value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the initial fund value for the Target Outcome Period before subsequent losses will be protected by the approximate buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the approximate buffer, or provide a return up to the predetermined upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the approximate buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties.Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PMJN, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and approximate buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
PGIM S&P 500 Max Buffer ETF - July
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”). The Fund pursues its investment objective by investing substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others.Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.The Fund seeks to provide downside protection against approximately 100% (before fees and expenses) of Underlying ETF losses (the “approximate buffer”) as further described below. At the same time the Fund allows shareholders the potential to experience gains up to a predetermined upside cap on share price return of the Underlying ETF (a “cap”) of 7.24% (before fees and expenses), in each case based on the price return of the Underlying ETF (a “target outcome”) over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 6.74%.While the Fund seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF losses for each applicable Target Outcome Period, the Fund will reduce the approximate buffer below 100%, if necessary, to provide a cap of at least 3% (before fee and expenses) during each Target Outcome Period. The cap and approximate buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The final amount of the downside buffer will be disclosed at the beginning of each Target Outcome Period.To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options in which the Fund invests are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the target outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:■If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching the price performance of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 7.24% (before fees and expenses).■If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to provide downside protection against losses for investors holding the Fund’s shares for the entire Target Outcome Period of approximately 100% of the Underlying ETF price performance losses (before fees and expenses). The final amount of the downside buffer will be disclosed at the beginning of each Target Outcome Period.■The current Target Outcome Period began on July 1, 2025 and will end on June 30, 2026. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). At the close of business on the day before the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The approximate buffer of 100% is expected to remain the same for each Target Outcome Period, subject to market conditions. The cap and approximate buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares after the beginning of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and approximate buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and approximate buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and approximate buffer reference). If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Approximate Buffer and Cap” below for additional information.The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.FLEX Options The Fund invests in FLEX Options, which are a type of derivative. In general, for each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.The Fund will generally hold at least three kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the approximate buffer by using at least three kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence.Approximate Buffer and CapThe Fund seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF’s losses for the Target Outcome Period; however, there is no guarantee that the approximate buffer will succeed in providing the intended protection. While the Fund typically seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF’s losses for the applicable Target Outcome Period, the Fund will reduce the approximate buffer, below 100%, in order to provide a cap of at least 3% (before fees and expenses). For example, at the beginning of a new Target Outcome Period, if market conditions are such that providing an approximate buffer of 100% against the Underlying ETF’s losses would result in a cap of less than 3% (before fees and expenses), the Fund would decrease the approximate buffer such that the cap is at least 3% (structuring the FLEX Options to achieve a minimum cap of 3% may result in an approximate buffer of less than 100% (before fees and expenses)). If the Fund is able to provide a 100% buffer against potential losses (set at the beginning of the outcome period) the buffer would be reduced by 0.50% when the Fund’s management fee is taken into account resulting in an overall buffer of 99.5%. The approximate buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. Information on the cap and approximate buffer will be provided shortly before each Target Outcome Period.The approximate buffer and cap for a Target Outcome Period only apply to Fund shares held over the entire Target Outcome Period. Market movement on the day you purchase or sell Fund shares, including at the beginning and end of the Target Outcome Period, may impact your ability to receive the full benefit of the cap or buffer. An investor that purchases Fund shares after the beginning of the Target Outcome Period or sells Fund shares before the end of a Target Outcome Period, may not fully benefit from the approximate buffer or cap for the Target Outcome Period, and may be exposed to greater risk of loss and less potential gain. This is because while the cap and approximate buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund’s NAV at the start of each Target Outcome Period and generally remain constant throughout the Target Outcome Period, shareholders acquiring shares after the start of the Target Outcome Period will likely purchase Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and approximate buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Target Outcome Period, the investor’s upside limit may be lower than the cap and in instances where the Fund will reduce the approximate buffer, below 100%, the investor may experience losses prior to reaching the downside protection offered by the approximate buffer. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Target Outcome Period, the Fund may require a larger increase in the Underlying ETF’s share price before it reaches the cap. The cap and approximate buffer, and the Fund’s position relative to each, which are typically available on https://www.pgim.com/investments/etf-buffer-fund daily, should be considered before investing in the Fund. While the Fund seeks to limit losses to the extent of the approximate buffer (before fees and expenses) for investors who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for investors willing to bear those losses. There is no guarantee the approximate buffer will be successful and an investor investing at the beginning of a Target Outcome Period could also lose their entire investment.The returns of the Fund are subject to a cap for the Target Outcome Period of 7.24% (before fees and expenses) and 6.74% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses (such as unexpected litigation) that is not included in the Fund’s management fee but incurred by the Fund) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.The cap is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the approximate buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. The Fund may alter mix of options if it holds shares of the Underlying ETF directly. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its initial fund value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the initial fund value for the Target Outcome Period before subsequent losses will be protected by the approximate buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the approximate buffer, or provide a return up to the predetermined upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the approximate buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties.Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PMJL, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and approximate buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
PGIM S&P 500 Max Buffer ETF - August
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”). The Fund pursues its investment objective by investing substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others.Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.The Fund seeks to provide downside protection against approximately 100% (before fees and expenses) of Underlying ETF losses (the “approximate buffer”) as further described below. At the same time the Fund allows shareholders the potential to experience gains up to a predetermined upside cap on share price return of the Underlying ETF (a “cap”) of 7.93% (before fees and expenses), in each case based on the price return of the Underlying ETF (a “target outcome”) over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 7.43%.While the Fund seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF losses for each applicable Target Outcome Period, the Fund will reduce the approximate buffer below 100%, if necessary, to provide a cap of at least 3% (before fee and expenses) during each Target Outcome Period. The cap and approximate buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The final amount of the downside buffer will be disclosed at the beginning of each Target Outcome Period.To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options in which the Fund invests are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the target outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:■If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching the price performance of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 7.93% (before fees and expenses).■If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to provide downside protection against losses for investors holding the Fund’s shares for the entire Target Outcome Period of approximately 100% of the Underlying ETF price performance losses (before fees and expenses). The final amount of the downside buffer will be disclosed at the beginning of each Target Outcome Period.■The current Target Outcome Period began on August 1, 2025 and will end on July 31, 2026. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). At the close of business on the day before the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The approximate buffer of 100% is expected to remain the same for each Target Outcome Period, subject to market conditions. The cap and approximate buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares after the beginning of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and approximate buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and approximate buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and approximate buffer reference). If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Approximate Buffer and Cap” below for additional information.The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.FLEX Options The Fund invests in FLEX Options, which are a type of derivative. In general, for each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.The Fund will generally hold at least three kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the approximate buffer by using at least three kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence.Approximate Buffer and CapThe Fund seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF’s losses for the Target Outcome Period; however, there is no guarantee that the approximate buffer will succeed in providing the intended protection. While the Fund typically seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF’s losses for the applicable Target Outcome Period, the Fund will reduce the approximate buffer, below 100%, in order to provide a cap of at least 3% (before fees and expenses). For example, at the beginning of a new Target Outcome Period, if market conditions are such that providing an approximate buffer of 100% against the Underlying ETF’s losses would result in a cap of less than 3% (before fees and expenses), the Fund would decrease the approximate buffer such that the cap is at least 3% (structuring the FLEX Options to achieve a minimum cap of 3% may result in an approximate buffer of less than 100% (before fees and expenses)). If the Fund is able to provide a 100% buffer against potential losses (set at the beginning of the outcome period) the buffer would be reduced by 0.50% when the Fund’s management fee is taken into account resulting in an overall buffer of 99.5%. The approximate buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. Information on the cap and approximate buffer will be provided shortly before each Target Outcome Period.The approximate buffer and cap for a Target Outcome Period only apply to Fund shares held over the entire Target Outcome Period. Market movement on the day you purchase or sell Fund shares, including at the beginning and end of the Target Outcome Period, may impact your ability to receive the full benefit of the cap or buffer. An investor that purchases Fund shares after the beginning of the Target Outcome Period or sells Fund shares before the end of a Target Outcome Period, may not fully benefit from the approximate buffer or cap for the Target Outcome Period, and may be exposed to greater risk of loss and less potential gain. This is because while the cap and approximate buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund’s NAV at the start of each Target Outcome Period and generally remain constant throughout the Target Outcome Period, shareholders acquiring shares after the start of the Target Outcome Period will likely purchase Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and approximate buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Target Outcome Period, the investor’s upside limit may be lower than the cap and in instances where the Fund will reduce the approximate buffer, below 100%, the investor may experience losses prior to reaching the downside protection offered by the approximate buffer. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Target Outcome Period, the Fund may require a larger increase in the Underlying ETF’s share price before it reaches the cap. The cap and approximate buffer, and the Fund’s position relative to each, which are typically available on https://www.pgim.com/investments/etf-buffer-fund daily, should be considered before investing in the Fund. While the Fund seeks to limit losses to the extent of the approximate buffer (before fees and expenses) for investors who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for investors willing to bear those losses. There is no guarantee the approximate buffer will be successful and an investor investing at the beginning of a Target Outcome Period could also lose their entire investment.The returns of the Fund are subject to a cap for the Target Outcome Period of 7.93% (before fees and expenses) and 7.43% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses (such as unexpected litigation) that is not included in the Fund’s management fee but incurred by the Fund) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.The cap is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the approximate buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. The Fund may alter mix of options if it holds shares of the Underlying ETF directly. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its initial fund value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the initial fund value for the Target Outcome Period before subsequent losses will be protected by the approximate buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the approximate buffer, or provide a return up to the predetermined upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the approximate buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties.Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PMAU, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and approximate buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
PGIM S&P 500 Max Buffer ETF - September
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”). The Fund pursues its investment objective by investing substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others.Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.The Fund seeks to provide downside protection against approximately 100% (before fees and expenses) of Underlying ETF losses (the “approximate buffer”) as further described below. At the same time the Fund allows shareholders the potential to experience gains up to a predetermined upside cap on share price return of the Underlying ETF (a “cap”) of 7.05% (before fees and expenses), in each case based on the price return of the Underlying ETF (a “target outcome”) over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 6.55%.While the Fund seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF losses for each applicable Target Outcome Period, the Fund will reduce the approximate buffer below 100%, if necessary, to provide a cap of at least 3% (before fee and expenses) during each Target Outcome Period. The cap and approximate buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The final amount of the downside buffer will be disclosed at the beginning of each Target Outcome Period.To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options in which the Fund invests are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the target outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:■If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching the price performance of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 7.05% (before fees and expenses).■If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to provide downside protection against losses for investors holding the Fund’s shares for the entire Target Outcome Period of approximately 100% of the Underlying ETF price performance losses (before fees and expenses). The final amount of the downside buffer will be disclosed at the beginning of each Target Outcome Period.■The current Target Outcome Period began on September 1, 2025 and will end on August 31, 2026. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). At the close of business on the day before the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The approximate buffer of 100% is expected to remain the same for each Target Outcome Period, subject to market conditions. The cap and approximate buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares after the beginning of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and approximate buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and approximate buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and approximate buffer reference). If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Approximate Buffer and Cap” below for additional information.The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.FLEX Options The Fund invests in FLEX Options, which are a type of derivative. In general, for each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.The Fund will generally hold at least three kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the approximate buffer by using at least three kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence.Approximate Buffer and CapThe Fund seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF’s losses for the Target Outcome Period; however, there is no guarantee that the approximate buffer will succeed in providing the intended protection. While the Fund typically seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF’s losses for the applicable Target Outcome Period, the Fund will reduce the approximate buffer, below 100%, in order to provide a cap of at least 3% (before fees and expenses). For example, at the beginning of a new Target Outcome Period, if market conditions are such that providing an approximate buffer of 100% against the Underlying ETF’s losses would result in a cap of less than 3% (before fees and expenses), the Fund would decrease the approximate buffer such that the cap is at least 3% (structuring the FLEX Options to achieve a minimum cap of 3% may result in an approximate buffer of less than 100% (before fees and expenses)). If the Fund is able to provide a 100% buffer against potential losses (set at the beginning of the outcome period) the buffer would be reduced by 0.50% when the Fund’s management fee is taken into account resulting in an overall buffer of 99.5%. The approximate buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. Information on the cap and approximate buffer will be provided shortly before each Target Outcome Period.The approximate buffer and cap for a Target Outcome Period only apply to Fund shares held over the entire Target Outcome Period. Market movement on the day you purchase or sell Fund shares, including at the beginning and end of the Target Outcome Period, may impact your ability to receive the full benefit of the cap or buffer. An investor that purchases Fund shares after the beginning of the Target Outcome Period or sells Fund shares before the end of a Target Outcome Period, may not fully benefit from the approximate buffer or cap for the Target Outcome Period, and may be exposed to greater risk of loss and less potential gain. This is because while the cap and approximate buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund’s NAV at the start of each Target Outcome Period and generally remain constant throughout the Target Outcome Period, shareholders acquiring shares after the start of the Target Outcome Period will likely purchase Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and approximate buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Target Outcome Period, the investor’s upside limit may be lower than the cap and in instances where the Fund will reduce the approximate buffer, below 100%, the investor may experience losses prior to reaching the downside protection offered by the approximate buffer. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Target Outcome Period, the Fund may require a larger increase in the Underlying ETF’s share price before it reaches the cap. The cap and approximate buffer, and the Fund’s position relative to each, which are typically available on https://www.pgim.com/investments/etf-buffer-fund daily, should be considered before investing in the Fund. While the Fund seeks to limit losses to the extent of the approximate buffer (before fees and expenses) for investors who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for investors willing to bear those losses. There is no guarantee the approximate buffer will be successful and an investor investing at the beginning of a Target Outcome Period could also lose their entire investment.The returns of the Fund are subject to a cap for the Target Outcome Period of 7.05% (before fees and expenses) and 6.55% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses (such as unexpected litigation) that is not included in the Fund’s management fee but incurred by the Fund) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.The cap is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the approximate buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. The Fund may alter mix of options if it holds shares of the Underlying ETF directly. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its initial fund value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the initial fund value for the Target Outcome Period before subsequent losses will be protected by the approximate buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the approximate buffer, or provide a return up to the predetermined upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the approximate buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties.Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PMSE, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and approximate buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
PGIM S&P 500 Max Buffer ETF - October
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”). The Fund pursues its investment objective by investing substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others.Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.The Fund seeks to provide downside protection against approximately 100% (before fees and expenses) of Underlying ETF losses (the “approximate buffer”) as further described below. At the same time the Fund allows shareholders the potential to experience gains up to a predetermined upside cap on share price return of the Underlying ETF (a “cap”) of 6.71% (before fees and expenses), in each case based on the price return of the Underlying ETF (a “target outcome”) over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 6.21%.While the Fund seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF losses for each applicable Target Outcome Period, the Fund will reduce the approximate buffer below 100%, if necessary, to provide a cap of at least 3% (before fee and expenses) during each Target Outcome Period. The cap and approximate buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The final amount of the downside buffer will be disclosed at the beginning of each Target Outcome Period.To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options in which the Fund invests are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the target outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:■If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching the price performance of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 6.71% (before fees and expenses).■If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to provide downside protection against losses for investors holding the Fund’s shares for the entire Target Outcome Period of approximately 100% of the Underlying ETF price performance losses (before fees and expenses). The final amount of the downside buffer will be disclosed at the beginning of each Target Outcome Period.■The current Target Outcome Period began on October 1, 2025 and will end on September 30, 2026. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). At the close of business on the day before the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The approximate buffer of 100% is expected to remain the same for each Target Outcome Period, subject to market conditions. The cap and approximate buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares after the beginning of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and approximate buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and approximate buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and approximate buffer reference). If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Approximate Buffer and Cap” below for additional information.The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.FLEX Options The Fund invests in FLEX Options, which are a type of derivative. In general, for each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.The Fund will generally hold at least three kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the approximate buffer by using at least three kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence.Approximate Buffer and CapThe Fund seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF’s losses for the Target Outcome Period; however, there is no guarantee that the approximate buffer will succeed in providing the intended protection. While the Fund typically seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF’s losses for the applicable Target Outcome Period, the Fund will reduce the approximate buffer, below 100%, in order to provide a cap of at least 3% (before fees and expenses). For example, at the beginning of a new Target Outcome Period, if market conditions are such that providing an approximate buffer of 100% against the Underlying ETF’s losses would result in a cap of less than 3% (before fees and expenses), the Fund would decrease the approximate buffer such that the cap is at least 3% (structuring the FLEX Options to achieve a minimum cap of 3% may result in an approximate buffer of less than 100% (before fees and expenses)). If the Fund is able to provide a 100% buffer against potential losses (set at the beginning of the outcome period) the buffer would be reduced by 0.50% when the Fund’s management fee is taken into account resulting in an overall buffer of 99.5%. The approximate buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. Information on the cap and approximate buffer will be provided shortly before each Target Outcome Period.The approximate buffer and cap for a Target Outcome Period only apply to Fund shares held over the entire Target Outcome Period. Market movement on the day you purchase or sell Fund shares, including at the beginning and end of the Target Outcome Period, may impact your ability to receive the full benefit of the cap or buffer. An investor that purchases Fund shares after the beginning of the Target Outcome Period or sells Fund shares before the end of a Target Outcome Period, may not fully benefit from the approximate buffer or cap for the Target Outcome Period, and may be exposed to greater risk of loss and less potential gain. This is because while the cap and approximate buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund’s NAV at the start of each Target Outcome Period and generally remain constant throughout the Target Outcome Period, shareholders acquiring shares after the start of the Target Outcome Period will likely purchase Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and approximate buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Target Outcome Period, the investor’s upside limit may be lower than the cap and in instances where the Fund will reduce the approximate buffer, below 100%, the investor may experience losses prior to reaching the downside protection offered by the approximate buffer. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Target Outcome Period, the Fund may require a larger increase in the Underlying ETF’s share price before it reaches the cap. The cap and approximate buffer, and the Fund’s position relative to each, which are typically available on https://www.pgim.com/investments/etf-buffer-fund daily, should be considered before investing in the Fund. While the Fund seeks to limit losses to the extent of the approximate buffer (before fees and expenses) for investors who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for investors willing to bear those losses. There is no guarantee the approximate buffer will be successful and an investor investing at the beginning of a Target Outcome Period could also lose their entire investment.The returns of the Fund are subject to a cap for the Target Outcome Period of 6.71% (before fees and expenses) and 6.21% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses (such as unexpected litigation) that is not included in the Fund’s management fee but incurred by the Fund) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.The cap is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the approximate buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. The Fund may alter mix of options if it holds shares of the Underlying ETF directly. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its initial fund value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the initial fund value for the Target Outcome Period before subsequent losses will be protected by the approximate buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the approximate buffer, or provide a return up to the predetermined upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the approximate buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties.Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PMOC, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and approximate buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
PGIM S&P 500 Max Buffer ETF - November
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”). The Fund pursues its investment objective by investing substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others.Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.The Fund seeks to provide downside protection against approximately 100% (before fees and expenses) of Underlying ETF losses (the “approximate buffer”) as further described below. At the same time the Fund allows shareholders the potential to experience gains up to a predetermined upside cap on share price return of the Underlying ETF (a “cap”) of 7.13% (before fees and expenses), in each case based on the price return of the Underlying ETF (a “target outcome”) over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 6.63%.While the Fund seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF losses for each applicable Target Outcome Period, the Fund will reduce the approximate buffer below 100%, if necessary, to provide a cap of at least 3% (before fee and expenses) during each Target Outcome Period. The cap and approximate buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The final amount of the downside buffer will be disclosed at the beginning of each Target Outcome Period.To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options in which the Fund invests are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the target outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:■If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching the price performance of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 7.13% (before fees and expenses).■If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to provide downside protection against losses for investors holding the Fund’s shares for the entire Target Outcome Period of approximately 100% of the Underlying ETF price performance losses (before fees and expenses). The final amount of the downside buffer will be disclosed at the beginning of each Target Outcome Period.■The current Target Outcome Period began on November 1, 2025 and will end on October 31, 2026. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). At the close of business on the day before the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The approximate buffer of 100% is expected to remain the same for each Target Outcome Period, subject to market conditions. The cap and approximate buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares after the beginning of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and approximate buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and approximate buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and approximate buffer reference). If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Approximate Buffer and Cap” below for additional information.The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.FLEX Options The Fund invests in FLEX Options, which are a type of derivative. In general, for each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.The Fund will generally hold at least three kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the approximate buffer by using at least three kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence.Approximate Buffer and CapThe Fund seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF’s losses for the Target Outcome Period; however, there is no guarantee that the approximate buffer will succeed in providing the intended protection. While the Fund typically seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF’s losses for the applicable Target Outcome Period, the Fund will reduce the approximate buffer, below 100%, in order to provide a cap of at least 3% (before fees and expenses). For example, at the beginning of a new Target Outcome Period, if market conditions are such that providing an approximate buffer of 100% against the Underlying ETF’s losses would result in a cap of less than 3% (before fees and expenses), the Fund would decrease the approximate buffer such that the cap is at least 3% (structuring the FLEX Options to achieve a minimum cap of 3% may result in an approximate buffer of less than 100% (before fees and expenses)). If the Fund is able to provide a 100% buffer against potential losses (set at the beginning of the outcome period) the buffer would be reduced by 0.50% when the Fund’s management fee is taken into account resulting in an overall buffer of 99.5%. The approximate buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. Information on the cap and approximate buffer will be provided shortly before each Target Outcome Period.The approximate buffer and cap for a Target Outcome Period only apply to Fund shares held over the entire Target Outcome Period. Market movement on the day you purchase or sell Fund shares, including at the beginning and end of the Target Outcome Period, may impact your ability to receive the full benefit of the cap or buffer. An investor that purchases Fund shares after the beginning of the Target Outcome Period or sells Fund shares before the end of a Target Outcome Period, may not fully benefit from the approximate buffer or cap for the Target Outcome Period, and may be exposed to greater risk of loss and less potential gain. This is because while the cap and approximate buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund’s NAV at the start of each Target Outcome Period and generally remain constant throughout the Target Outcome Period, shareholders acquiring shares after the start of the Target Outcome Period will likely purchase Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and approximate buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Target Outcome Period, the investor’s upside limit may be lower than the cap and in instances where the Fund will reduce the approximate buffer, below 100%, the investor may experience losses prior to reaching the downside protection offered by the approximate buffer. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Target Outcome Period, the Fund may require a larger increase in the Underlying ETF’s share price before it reaches the cap. The cap and approximate buffer, and the Fund’s position relative to each, which are typically available on https://www.pgim.com/investments/etf-buffer-fund daily, should be considered before investing in the Fund. While the Fund seeks to limit losses to the extent of the approximate buffer (before fees and expenses) for investors who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for investors willing to bear those losses. There is no guarantee the approximate buffer will be successful and an investor investing at the beginning of a Target Outcome Period could also lose their entire investment.The returns of the Fund are subject to a cap for the Target Outcome Period of 7.13% (before fees and expenses) and 6.63% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses (such as unexpected litigation) that is not included in the Fund’s management fee but incurred by the Fund) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.The cap is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the approximate buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. The Fund may alter mix of options if it holds shares of the Underlying ETF directly. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its initial fund value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the initial fund value for the Target Outcome Period before subsequent losses will be protected by the approximate buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the approximate buffer, or provide a return up to the predetermined upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the approximate buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties.Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PMNV, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and approximate buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
PGIM S&P 500 Max Buffer ETF - December
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”). The Fund pursues its investment objective by investing substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others.Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.The Fund seeks to provide downside protection against approximately 100% (before fees and expenses) of Underlying ETF losses (the “approximate buffer”) as further described below. At the same time the Fund allows shareholders the potential to experience gains up to a predetermined upside cap on share price return of the Underlying ETF (a “cap”) of 6.98% (before fees and expenses), in each case based on the price return of the Underlying ETF (a “target outcome”) over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 6.48%.While the Fund seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF losses for each applicable Target Outcome Period, the Fund will reduce the approximate buffer below 100%, if necessary, to provide a cap of at least 3% (before fee and expenses) during each Target Outcome Period. The cap and approximate buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The final amount of the downside buffer will be disclosed at the beginning of each Target Outcome Period.To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options in which the Fund invests are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the target outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:■If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching the price performance of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 6.98% (before fees and expenses).■If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to provide downside protection against losses for investors holding the Fund’s shares for the entire Target Outcome Period of approximately 100% of the Underlying ETF price performance losses (before fees and expenses). The final amount of the downside buffer will be disclosed at the beginning of each Target Outcome Period.■The current Target Outcome Period began on December 1, 2025 and will end on November 30, 2026. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). At the close of business on the day before the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The approximate buffer of 100% is expected to remain the same for each Target Outcome Period, subject to market conditions. The cap and approximate buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares after the beginning of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and approximate buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and approximate buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and approximate buffer reference). If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Approximate Buffer and Cap” below for additional information.The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.FLEX Options The Fund invests in FLEX Options, which are a type of derivative. In general, for each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.The Fund will generally hold at least three kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the approximate buffer by using at least three kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence.Approximate Buffer and CapThe Fund seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF’s losses for the Target Outcome Period; however, there is no guarantee that the approximate buffer will succeed in providing the intended protection. While the Fund typically seeks to provide an approximate buffer against 100% (before fees and expenses) of the Underlying ETF’s losses for the applicable Target Outcome Period, the Fund will reduce the approximate buffer, below 100%, in order to provide a cap of at least 3% (before fees and expenses). For example, at the beginning of a new Target Outcome Period, if market conditions are such that providing an approximate buffer of 100% against the Underlying ETF’s losses would result in a cap of less than 3% (before fees and expenses), the Fund would decrease the approximate buffer such that the cap is at least 3% (structuring the FLEX Options to achieve a minimum cap of 3% may result in an approximate buffer of less than 100% (before fees and expenses)). If the Fund is able to provide a 100% buffer against potential losses (set at the beginning of the outcome period) the buffer would be reduced by 0.50% when the Fund’s management fee is taken into account resulting in an overall buffer of 99.5%. The approximate buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. Information on the cap and approximate buffer will be provided shortly before each Target Outcome Period.The approximate buffer and cap for a Target Outcome Period only apply to Fund shares held over the entire Target Outcome Period. Market movement on the day you purchase or sell Fund shares, including at the beginning and end of the Target Outcome Period, may impact your ability to receive the full benefit of the cap or buffer. An investor that purchases Fund shares after the beginning of the Target Outcome Period or sells Fund shares before the end of a Target Outcome Period, may not fully benefit from the approximate buffer or cap for the Target Outcome Period, and may be exposed to greater risk of loss and less potential gain. This is because while the cap and approximate buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund’s NAV at the start of each Target Outcome Period and generally remain constant throughout the Target Outcome Period, shareholders acquiring shares after the start of the Target Outcome Period will likely purchase Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and approximate buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Underlying ETF’s share price has increased from its price at the beginning of the Target Outcome Period, the investor’s upside limit may be lower than the cap and in instances where the Fund will reduce the approximate buffer, below 100%, the investor may experience losses prior to reaching the downside protection offered by the approximate buffer. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Underlying ETF’s share price has decreased from its price at the beginning of the Target Outcome Period, the Fund may require a larger increase in the Underlying ETF’s share price before it reaches the cap. The cap and approximate buffer, and the Fund’s position relative to each, which are typically available on https://www.pgim.com/investments/etf-buffer-fund daily, should be considered before investing in the Fund. While the Fund seeks to limit losses to the extent of the approximate buffer (before fees and expenses) for investors who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. An investment in the Fund is only appropriate for investors willing to bear those losses. There is no guarantee the approximate buffer will be successful and an investor investing at the beginning of a Target Outcome Period could also lose their entire investment.The returns of the Fund are subject to a cap for the Target Outcome Period of 6.98% (before fees and expenses) and 6.48% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses (such as unexpected litigation) that is not included in the Fund’s management fee but incurred by the Fund) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a predetermined upside cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.The cap is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the approximate buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. The Fund may alter mix of options if it holds shares of the Underlying ETF directly. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its initial fund value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the initial fund value for the Target Outcome Period before subsequent losses will be protected by the approximate buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the approximate buffer, or provide a return up to the predetermined upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the approximate buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties.Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PMDE, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and approximate buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.